Accrued Liabilities and Other Payables	12 Months Ended
Dec. 31, 2018
Accrued Liabilities and Other Payables
Accrued Liabilities and Other Payables

13. Accrued Liabilities and Other Payables

The following is a summary of accrued liabilities and other payables as of December 31, 2017 and 2018:

	December 31,	December 31,
	2017	2018
	RMB in thousands
Consideration payable for acquisitions and investments (Note 25)	6,534	502,279
Accrued marketing expenses	778	71,217
Payable to third-party sellers	—	21,966
Other staff related cost	1,137	18,685
Professional fees	10,334	13,492
Rental fees	11,485	11,821
Payables to producers	12,949	9,357
Deposits	3,000	3,398
Others	3,101	18,227
Total	49,318	670,442